Balances and related party transactions (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:Assets123-0]	R$ 114,000,000
[custom:Assets12-0]	368,000,000	R$ 41,000,000
[custom:Assets1-0]		26,944,000,000
[custom:Assets1211-0]	55,000,000
[custom:Assets57-0]		27,000,000
[custom:Assets121-0]		178,000,000
[custom:Assets1233-0]	22,000,000
[custom:Assets1222-0]		11,000,000
Purchases of goods, related party transactions		1,000,000	R$ 14,000,000
Revenue from sale of goods, related party transactions	(191,000,000)	(338,000,000)	(157,000,000)
Controlling Shareholder [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(42,000,000)	(19,000,000)	2,000,000
Controlling Shareholder [member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Assets
Controlling Shareholder [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	2,000,000
Controlling Shareholder 1 [Member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Assets
Controlling Shareholder 1 [Member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	1,000,000
Controlling Shareholder 2 [Member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Assets
Controlling Shareholder 3 [Member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Assets
Controlling Shareholder 3 [Member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	3,000,000
GPA [Member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions			1,000,000
Revenue from sale of goods, related party transactions	(137,000,000)	(183,000,000)	(162,000,000)
Compre Bem [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions		1,000,000	13,000,000
Revenue from sale of goods, related party transactions	(1,000,000)	3,000,000	(3,000,000)
Greenyellow [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(26,000,000)	(47,000,000)	1,000,000
Joint Venture [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	15,000,000
Wilkes Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(6,000,000)
Euris [Member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(1,000,000)
Casino Guichard Perracho [Member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(35,000,000)	(19,000,000)	2,000,000
Puntos Colombia [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions		(114,000,000)	(13,000,000)
Tuya [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions		24,000,000	21,000,000
Other related parties [member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions		(2,000,000)	(3,000,000)
Total Other Related Parties 1 [Member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions		1,000,000	14,000,000
Revenue from sale of goods, related party transactions	(149,000,000)	(319,000,000)	R$ (159,000,000)
Clients [member]
IfrsStatementLineItems [Line Items]
Assets	42,000,000	11,000,000
[custom:Assets12-0]		17,000,000
Clients [member] | Controlling Shareholder [member]
IfrsStatementLineItems [Line Items]
Assets
Clients [member] | Controlling Shareholder 1 [Member]
IfrsStatementLineItems [Line Items]
Assets
Clients [member] | Controlling Shareholder 2 [Member]
IfrsStatementLineItems [Line Items]
Assets	13,000,000	10,000,000
Clients [member] | Controlling Shareholder 3 [Member]
IfrsStatementLineItems [Line Items]
Assets	13,000,000	10,000,000
Clients [member] | GPA [Member]
IfrsStatementLineItems [Line Items]
Assets	18,000,000
Clients [member] | Compre Bem [member]
IfrsStatementLineItems [Line Items]
Assets
Clients [member] | Greenyellow [member]
IfrsStatementLineItems [Line Items]
Assets
Clients [member] | Joint Venture [member]
IfrsStatementLineItems [Line Items]
Assets	24,000,000	11,000,000
[custom:Assets111-0]		17,000,000
Other assets [member]
IfrsStatementLineItems [Line Items]
Assets	365,000,000	178,000,000
[custom:Assets1-0]	114,000,000	41,000,000
Other assets [member] | Controlling Shareholder [member]
IfrsStatementLineItems [Line Items]
Assets
Other assets [member] | Controlling Shareholder 1 [Member]
IfrsStatementLineItems [Line Items]
Assets
Other assets [member] | Controlling Shareholder 2 [Member]
IfrsStatementLineItems [Line Items]
Assets
Other assets [member] | Controlling Shareholder 3 [Member]
IfrsStatementLineItems [Line Items]
Assets
Other assets [member] | GPA [Member]
IfrsStatementLineItems [Line Items]
Assets	100,000,000	168,000,000
Other assets [member] | Compre Bem [member]
IfrsStatementLineItems [Line Items]
Assets
Other assets [member] | Greenyellow [member]
IfrsStatementLineItems [Line Items]
Assets
Other assets [member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member]
IfrsStatementLineItems [Line Items]
Assets	14,000,000	10,000,000
Suppliers [Member] | GPA [Member]
IfrsStatementLineItems [Line Items]
Assets	8,000,000
Suppliers [Member] | Compre Bem [member]
IfrsStatementLineItems [Line Items]
Assets
Suppliers [Member] | Greenyellow [member]
IfrsStatementLineItems [Line Items]
Assets
Suppliers [Member] | Joint Venture [member]
IfrsStatementLineItems [Line Items]
Assets	22,000,000
[custom:Assets123-0]	14,000,000
Other Liabilities 1 [Member] | GPA [Member]
IfrsStatementLineItems [Line Items]
Assets	365,000,000	41,000,000
Other Liabilities 1 [Member] | Compre Bem [member]
IfrsStatementLineItems [Line Items]
Assets
Other Liabilities 1 [Member] | Greenyellow [member]
IfrsStatementLineItems [Line Items]
Assets
Other Liabilities 1 [Member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member]
IfrsStatementLineItems [Line Items]
Assets